ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	¥ 1,321,118	$ 180,992	¥ 636,052
Short-term investments	1,845,242	252,797	2,253,910
Prepaid expenses and other current assets, net	431,829	59,160	638,248
Total current assets	3,639,812	498,651	3,586,707
Long-term investments	922,740	126,415	1,029,632
TOTAL ASSETS	5,828,077	798,441	5,413,309
Accrued expenses and other current liabilities	1,245,207	170,592	805,032
Amounts due to subsidiaries and VIEs	7,078		5,207
Total current liabilities	3,260,603	446,700	1,973,284
TOTAL LIABILITIES	3,894,613	533,559	2,307,044
Treasury stock, at cost	(242,866)	(33,273)	(85,178)
Additional paid-in capital	7,991,421	1,094,820	7,987,957
Accumulated other comprehensive loss	(2,832)	(388)	(33,209)
Statutory reserves	66,042	9,048	50,225
Accumulated deficit	(5,878,417)	(805,341)	(4,813,646)
TOTAL SHAREHOLDERS' EQUITY	1,933,464	264,882	3,106,265		¥ 3,095,829	¥ 2,880,942
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,828,077	798,441	5,413,309
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	68	9	68
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	48	7	48
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents	220,713	30,238	98,456	$ 13,488	¥ 3,731	¥ 11,260
Short-term investments	516,647	70,780	527,692
Prepaid expenses and other current assets, net	1,816	249	268
Amounts due from subsidiaries and VIEs	6,437,387	881,917	6,508,527
Total current assets	7,176,563	983,184	7,134,943
Long-term investments	174,122	23,855	209,252
TOTAL ASSETS	7,350,685	1,007,039	7,344,195
Accrued expenses and other current liabilities	5,778	792	4,636
Amounts due to subsidiaries and VIEs	108,083	14,807	108,120
Total current liabilities	113,861	15,599	112,756
Deficit of investments in subsidiaries and VIEs	5,303,360	726,558	4,125,174
TOTAL LIABILITIES	5,417,221	742,157	4,237,930
Treasury stock, at cost	(242,866)	(33,273)	(85,178)
Additional paid-in capital	7,991,421	1,094,820	7,987,957
Accumulated other comprehensive loss	(2,832)	(388)	(33,209)
Statutory reserves	66,042	9,048	50,225
Accumulated deficit	(5,878,417)	(805,341)	(4,813,646)
TOTAL SHAREHOLDERS' EQUITY	1,933,464	264,882	3,106,265
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	7,350,685	1,007,039	7,344,195
Parent [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	68	9	68
Parent [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares	¥ 48	$ 7	¥ 48